CAPITAL STOCK - Consulting Arrangements (Details) - Consulting Arrangements - Related party - Ground Tunnel Capital LLC - USD ($)		3 Months Ended
	Sep. 23, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Period for receiving premium sponsorship benefits	36 months
Agreement term	3 years
Consultation fee payable annually	$ 1,000,000
Consultation fee payable quarterly	$ 250,000
Warrants received as percentage of fully diluted outstanding equity	1.00%
Exercise price	$ 3.82
Warrants term	5 years
Consulting expenses attributable to the fair value of warrants issued		$ 840,585